CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 132,925	$ 127,632	$ 135,992
Restricted cash	10,056	6,558	5,386
Accounts receivable, net	56,125	60,331	65,829
Due from affiliate companies	13,626	4,002	8,548
Inventories	29,309	30,170	28,489
Prepaid expenses and other current assets	34,697	27,383	28,896
Total current assets	276,738	256,076	273,140
Deposits for vessels, port terminals and other fixed assets	1,064	36,849	136,891
Vessels, port terminals and other fixed assets, net	1,694,429	1,809,225	1,821,101
Deferred dry dock and special survey costs, net		32,945	37,781
Loan receivable from affiliate companies	34,635	30,112	23,008
Long-term receivable from affiliate companies			11,105
Investments in affiliates	166,888	183,160	160,071
Other long-term assets	42,479	37,801	2,647
Intangible assets other than goodwill	112,288	116,422	126,815
Goodwill	160,336	160,336	160,336
Total non-current assets	2,212,119	2,373,905	2,479,755
Total assets	2,488,857	2,629,981	2,752,895
Current liabilities
Accounts payable	78,674	79,671	85,538
Accrued expenses and other liabilities	94,515	94,859	91,749
Deferred income and cash received in advance	8,255	11,030	9,183
Due to affiliate companies	18,646	16,749	32,847
Current portion of capital lease obligations		0	2,639
Current portion of long-term debt, net	32,851	33,885	29,827
Total current liabilities	232,941	236,194	251,783
Senior and ship mortgage notes, net	1,270,726	1,301,999	1,296,537
Long-term debt, net of current portion	295,754	346,604	274,855
Capital lease obligations, net of current portion		0	14,978
Other long-term liabilities and deferred income	40,050	43,382	43,388
Loan payable to affiliate company		0	49,876
Long-term payable to affiliate companies	86,005	76,872	6,399
Deferred tax liability	7,181	7,766	11,526
Total non-current liabilities	1,699,716	1,776,623	1,697,559
Total liabilities	1,932,657	2,012,817	1,949,342
Commitments and contingencies
Stockholders' equity
Preferred Stock, value	0	0	0
Common stock, value	12	12	12
Additional paid-in capital	685,607	682,105	678,531
Accumulated other comprehensive income	0	2	0
Accumulated deficit	(233,986)	(166,021)	(256)
Total Navios Holdings stockholders' equity	451,633	516,098	678,287
Noncontrolling interest	104,567	101,066	125,266
Total stockholders' equity	556,200	617,164	803,553
Total liabilities and stockholders' equity	$ 2,488,857	$ 2,629,981	$ 2,752,895